INCOME TAX CREDIT (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax credit [Abstract]
Irish corporation tax		(12.50%)	(12.50%)	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised	[1]	24.13%	13.21%	15.76%
Effect of tax rates on overseas earnings		(9.92%)	(3.05%)	(6.10%)
Effect of Irish income taxable at higher tax rate		5.92%	0.04%	0.05%
Adjustments in respect of prior years		(10.66%)	(0.17%)	0.94%
R&D tax credits		(11.00%)	(2.69%)	(1.70%)
Other items	[2]	4.68%	1.80%	1.29%
Effective tax rate		(9.35%)	(3.36%)	(2.26%)

[1]	The effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised is analyzed further in the table below (see also Note 15). No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and no future taxable income in the same jurisdiction.
[2]	Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. In 2020, this mainly comprises the movement in the exchangeable notes' embedded derivatives value and the accretion of notional interest on the Loan Note's host contract, both of which are exempt from deferred taxation recognition under IAS 12, Income Taxes. In 2019, other items mainly comprise the tax audit settlement recorded in Selling, General and Administrative expenses (see also Note 6), which is not deductible for tax and the movement in the exchangeable notes' embedded derivatives value and the accretion of notional interest.